Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 02, 2012
Registrant Name	dei_EntityRegistrantName	Brown Advisory Funds
Central Index Key	dei_EntityCentralIndexKey	0001548609
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2012
Brown Advisory Winslow Sustainability Fund (Prospectus Summary) | Brown Advisory Winslow Sustainability Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFWX
Brown Advisory Winslow Sustainability Fund (Prospectus Summary) | Brown Advisory Winslow Sustainability Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAEX
Brown Advisory Winslow Sustainability Fund (Prospectus Summary) | Brown Advisory Winslow Sustainability Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAWAX
Brown Advisory Tax Exempt Bond Fund (Prospectus Summary) | Brown Advisory Tax Exempt Bond Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAEX